DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) £ / $ kr / $ $ / $ € / $ $ / $	Dec. 31, 2021 USD ($) £ / $ kr / $ $ / $ € / $ $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,485	$ 7,888
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,529	3,504
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 387	$ 476
Average exchange rate | $ / $	1.58	1.37
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 263	$ 699
Average exchange rate | £ / $	0.82	0.75
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 106	$ 99
Average exchange rate | $ / $	1.35	1.26
Foreign exchange contracts | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 640	$ 742
Average exchange rate | € / $	0.94	0.87
Foreign exchange contracts | Swedish krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,086	$ 1,475
Average exchange rate | kr / $	9.78	9.08
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 47	$ 13